Consolidated and Combined Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net income	$ 24,890	$ 27,072	$ 1,164
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	25,534	22,686	19,509
Amortization and write-off of deferred finance costs, discount and bond premium	1,407	2,676	712
Amortization of dry dock and special survey costs	3,093	1,602	1,283
Changes in operating assets and liabilities:
Decrease in prepaid expenses and other current assets	94	100	7
Payments for Drydocking	(8,113)	(5,713)	0
Decrease/ (increase) in accounts receivable	2,846	(4,457)	164
Increase/ (decrease) in accounts payable	1,974	(310)	351
(Decrease)/ increase in accrued expenses	(52)	(1,040)	1,479
(Decrease)/ increase in due to/ from related parties	(2,498)	(2,756)	2,592
Decrease/ (increase) in deferred revenue	563	(7)	0
Net cash provided by operating activities	49,738	39,853	27,261
Investing Activities
Acquisition of vessels	(500)	(72,252)	0
Due from related parties	0	0	(52,314)
Net cash used in investing activities	(500)	(72,252)	(52,314)
Financing Activities
Proceeds from Long term debt, net of deferred finance costs and discount	0	198,081	124,027
Loan and other payments	(3,200)	(127,025)	0
Cash remittance to Navios Acquisition	0	0	(214,854)
IPO proceeds, net of underwriting discount	0	0	113,906
IPO expenses	0	(3,347)	(469)
Dividend paid	(35,180)	(28,904)	0
Proceeds from issuance of general partner units	89	551	0
Proceeds from issuance of common units	4,010	0	0
Owner's net investment	0	0	24,168
Net cash (used in)/ provided by financing activities	(34,281)	39,356	46,778
Net increase in cash and cash equivalents	14,957	6,957	21,725
Cash and cash equivalents, beginning of year	37,834	30,877	9,152
Cash and cash equivalents, end of year	52,791	37,834	30,877
Supplemental disclosures of cash flow information
Cash interest paid	11,428	8,100	27,786
Non-cash financing activities
Accrued IPO expenses	0	0	3,290
Assets and liabilities retained by Navios Acquisition:
Long-term debt	0	0	341,034
Due from related parties	0	0	(88,070)
Due to related parties	0	0	2,588
Deferred finance costs	$ 0	$ 0	$ (7,405)